UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-08050 Date of Notification: December 22, 2006
2.	Exact name of investment company as specified in registration statement:

THE ASIA TIGERS FUND, INC.

3.	Address of principal executive office: (number, street, city, state, zip code)

345 Park Avenue

New York, NY 10154

4.	Check one of the following:

A.	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Prakash Melwani

Prakash Melwani
Director and President of the Fund

(Title)